SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK 10036-6522
________
TEL: (212) 735-3000
FAX: (212) 735-2000
www.skadden.com
October 25, 2019
CONFIDENTIAL SUBMISSION VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Confidential Submission of Draft Registration Statement on
Form S-1/S-4 of Envista Holdings Corporation
Ladies and Gentlemen:
On behalf of Envista Holdings Corporation (the “Company”), a majority-owned subsidiary of Danaher Corporation (“Danaher”), we are confidentially submitting to the Securities and Exchange Commission (the “SEC”) a draft Registration Statement on Form S-1/S-4 (the “Registration Statement”), pursuant to the policy announced by the SEC on June 29, 2017, as supplemented on August 17, 2017 (the “Policy”), for non-public review by the staff of the SEC prior to the public filing of the Registration Statement. The Registration Statement relates to the proposed offering of shares of common stock of the Company pursuant to a split-off exchange offer and, if the exchange offer is undersubscribed, a clean-up spin-off distribution of the remaining shares of the Company’s common stock held by Danaher. This offering is pursuant to a plan by Danaher to effect a tax-free distribution of all of its interest in the Company, the first step of which was an initial public offering of certain of the shares of common stock of the Company pursuant to the registration statement on Form S-1 for the Company’s initial public offering that was declared effective on September 17, 2019.
Pursuant to the Policy, the Company will publicly file the Registration Statement and the initial non-public draft submission thereof on the EDGAR system in connection with its response to any staff comments on the initial non-public draft submission, and in any event at least 48 hours prior to any requested effective time and date of the Registration Statement.

If you have questions concerning this submission, please feel free to contact me at (212) 735-7886 or thomas.greenberg@skadden.com.

Sincerely,

/s/ Thomas W. Greenberg

Thomas W. Greenberg

cc:	Mark E. Nance
(Envista Holdings Corporation)

James F. O’Reilly
(Danaher Corporation)

2